Notes Payable (Details) - Schedule of fair value of financial instruments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
March 1, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		$ 55,000
Accrued interest		6,455
Interest expense	1,266
Principal payments	55,000
Interest payments	7,721
August 26, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		30,000
Accrued interest		1,473
Interest expense	662
Principal payments	30,000
Interest payments	2,135
Payment Premium payments	$ 2,065